Other Non-Financial Assets - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	€ 313.2	€ 120.0
OncoC4 Inc.
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	22.5	0.0
Ryvu Therapeutics S.A.
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	15.7	19.7
Medigene Immunotherapies GmbH
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	5.1	9.4
European Commission To Collaboration Partner
Disclosure Of Income And Expenses [Line Items]
Deferred expenses	€ 151.1	€ 0.0